FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended:   March 31, 2009

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name:  Philip C. Timon

   Address: 223 Wilmington-West Chester Pike, Suite 108, Chadds Ford, PA 19317
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
         -----------------------

Title:   Investment Manager
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Phone:   (484) 352-1110
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                    Chadds Ford, PA            05/13/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   15
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Form 13F Information Table Value Total:   $ 20,138 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2008


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    Column 1                    Column 2        Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                    Value      Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ABAXIS INC                       COM            002567105   $1,207      70,000    SH         SOLE                 70,000
ACTUANT CORP                     CL A New       00508X203   $  129      12,500    SH         SOLE                 12,500
BRUNSWICK CORP                   COM            117043109   $  607     175,800    SH         SOLE                175,800
CONCEPTUS INC                    COM            206016107   $  788      67,103    SH         SOLE                 67,103
EHEALTH INC                      COM            28238P109   $2,518     157,250    SH         SOLE                157,250
FORWARD AIR CORP                 COM            349853101   $1,437      88,545    SH         SOLE                 88,545
GREENHILL & CO INC               COM            395259104   $1,953      26,450    SH         SOLE                 26,450
GENTEX CORP                      COM            371901109   $2,205     221,400    SH         SOLE                221,400
INTERNATIONAL GAME TECHNOLOG     COM            459902102   $  415      45,000    SH         SOLE                 45,000
INGERSOLL-RAND COMPANY LTD       CL A           G4776G101   $1,173      85,000    SH         SOLE                 85,000
I SHARES TR                      RUSSELL 2000   464287655   $  870      20,700    SH         SOLE                 20,700
TNS INC                          COM            872960109   $3,477     425,000    SH         SOLE                425,000
WADDELL & REED FINL INC          CL A           930059100   $1,247      69,000    SH         SOLE                 69,000
WMS INDS INC                     COM            929297109   $1,077      51,500    SH         SOLE                 51,500
SELECT SECTOR SPDR TR            SBI INT-FINL   81369Y605   $1,035     117,500    SH         SOLE                117,500




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